Note 23 - Financial instruments - Schedule of Liquidity Risk (Details) - Liquidity risk [member] - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	$ 2,023	$ 855
Deferred government grant	22	0
Flow-through expenditure requirements	790	944
Undiscounted lease payments	0	65
Total	2,835	$ 1,864
Not later than one year [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	2,023
Deferred government grant	22
Flow-through expenditure requirements	790
Undiscounted lease payments	0
Total	2,835
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	0
Deferred government grant	0
Flow-through expenditure requirements	0
Undiscounted lease payments	0
Total	0
Later than three years [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	0
Deferred government grant	0
Flow-through expenditure requirements	0
Undiscounted lease payments	0
Total	$ 0